Revenues - Schedule of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Vanadium sales from contracts with customers	$ 229,251	$ 198,280
Total	229,251	198,280
V2O5 revenues [Member]
Disclosure of products and services [line items]
Produced products	123,529	100,901
Purchased products	3,184	455
Total	126,713	101,356
V2O3 revenues [Member]
Disclosure of products and services [line items]
Produced products	8,534	0
Purchased products	962	0
Total	9,496	0
FeV revenues [Member]
Disclosure of products and services [line items]
Produced products	71,025	88,761
Purchased products	22,017	8,163
Total	$ 93,042	$ 96,924